Provisions for expected credit losses - Impact of overlays on the provision for ECL (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Provisions for expected credit losses
Modelled provision for ECL	$ 3,539	$ 4,352	$ 4,580
Portfolio Overlays	1,136	647	902
Total provision for ECL	$ 4,675	$ 4,999	$ 5,482